As filed with the Securities and Exchange Commission on May 16, 2003.

                                                            File No. 333-102252

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No.                              [ ]

     Post-Effective Amendment No.  1                          [X]
                                 -----

                              TEMPLETON FUNDS, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (954) 527-7500
                  ---------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394
 ------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                           MURRAY L. SIMPSON, ESQUIRE
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Title of the securities being registered: Shares of common stock, par value $1.00 per share, of Templeton Foreign Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filng will become effective immediately upon filing pursuant to Rule 485(b0 under the Securities Act of 1933, as amended.







                                     PART A

Part A is incorporated by reference to the electronic filing made on March 25, 2003, under Accession No. 00002258930-03-000005.








                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                             TEMPLETON FOREIGN FUND
                             DATED MARCH 14, 2003

                                 Acquisition of
                                  the Assets of
                         TEMPLETON LATIN AMERICA FUND,
                  a series of Templeton Global Investment Trust

                      By and in exchange for shares of the
                             TEMPLETON FOREIGN FUND,
                        a series of Templeton Funds, Inc.

     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Latin America Fund for Class A, Class C and Advisor Class shares of Templeton Foreign Fund.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

          1. The applicable Statement of Additional Information of Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003.

          2. The applicable Statement of Additional Information of Templeton Foreign Fund - Advisor Class dated January 1, 2003.

          3. The applicable Statement of Additional Information of Templeton Latin America Fund - Class A & C dated August 1, 2002.

          4. The applicable Statement of Additional Information of Templeton Latin America Fund - Advisor Class dated August 1, 2002.

          5. Annual Report of Templeton Latin America Fund for the fiscal year ended March 31, 2002.

          6. Semi-Annual Report of Templeton Latin America Fund for the period ended September 30, 2002.


This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated March 14, 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Foreign Fund, P.O. Box 33030, St. Petersburg, FL 33733-8030.

------------------------------------------------------------------------------

The Statement of Additional Information of Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003, is part of this SAI and will be provided to all Class A and C shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 0000225930-02-000054.

The Statement of Additional Information of Templeton Foreign Fund - Advisor Class dated January 1, 2003, is part of this SAI and will be provided to all Advisor Class shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Foreign Fund - Advisor Class dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 0000225930-02-000054.

The Statement of Additional Information of Templeton Latin America Fund - Class A & C dated August 1, 2002, is part of this SAI and will be provided to all Class A and C shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Latin America Fund
- Class A & C dated August 1, 2002, is incorporated by reference to the electronic filing made on July 29, 2002, under Accession No. 0000916488-02-000012.

The Statement of Additional Information of Templeton Latin America Fund - Advisor Class dated August 1, 2002, is part of this SAI and will be provided to all Advisor Class shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Latin America Fund
- Advisor Class dated August 1, 2002, is incorporated by reference to the electronic filing made on July 29, 2002, under Accession No. 0000916488-02-000012.

The Annual Report to shareholders of Templeton Latin America Fund for the fiscal year ended March 31, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Latin America Fund for the fiscal year ended March 31, 2002, is incorporated by reference to the electronic filing made on June 4, 2002, under Accession No. 0000916488-02-000007.

The Semi-Annual Report to shareholders of Templeton Latin America Fund for the semi-fiscal period ended September 30, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Templeton Latin America Fund for the semi-fiscal period ended September 30, 2002, is incorporated by reference to the electronic filing made on December 9, 2002, under Accession No. 0000916488-02-000024.





                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2(a) to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

     (1) Copies of the charter of the Registrant as now in effect;

          (a)  Restated   Articles  of  Incorporation   (Previously  filed  with
          Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Articles of Amendment dated October 24, 1990 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Articles Supplementary dated October 16, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (d) Articles of Amendment dated February 16, 1994 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (e) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (f) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (g) Articles Supplementary dated October 25, 1995 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (h) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 31, 1996)

          (i) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (j) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (k) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (l) Articles Supplementary dated December 27, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) Amended and Restated By-Laws of Templeton Funds, Inc. dated October 11, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Agreement and Plan of Reorganization dated March 5, 2003 between the Registrant, on behalf of Templeton Foreign Fund and Templeton Global Investment Trust, on behalf of Templeton Latin America Fund.

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Investment Management Agreement between Registrant on behalf of Templeton World Fund and Templeton Galbraith and Hansberger Ltd. Amended and Restated December 6,1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Investment Management Agreement between Registrant on behalf of Templeton Foreign Fund and Templeton Galbraith and Hansberger Ltd.
          Amended and Restated December 6, 1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999 (Previously filed with Post-Effective Amendment No. 34 to Registration Statement on Form N-1A on December 29, 2000)

          (b) Form of Dealer Agreement between Registrant and Franklin/Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (c) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9) Copies of all  custodian  agreements  and  depository  contracts  under
Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (d)  Amendment  No. 2 dated  July 23,  1998 to the  Custody  Agreement
          (Previously  filed  with  Post-Effective   Amendment  No.  31  to  the
          Registration Statement on Form N-1A on October 29, 1998)

          (e) Amendment No. 3 dated May 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Templeton World Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28,
          1995)

          (c) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (d) Templeton Foreign Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28,
          1995)

          (e) Templeton World Fund and Templeton Foreign Fund Class B Distribution Plan pursuant to Rule 12b-1 dated October 17, 1998 (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

          (f) Templeton Foreign Fund Class R Distribution Plan pursuant to Rule 12b-1 dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Multiple Class Plan - Templeton World Fund dated October 17, 1998 (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

          (h) Multiple Class Plan - Templeton Foreign Fund dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          (a)   Opinion   and   Consent  of  Counsel   (Previously   filed  with
          Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated May 8, 2003

     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Fund Administration Agreement between Registrant and Franklin Templeton Services, Inc. dated June 1, 1997 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

          (b) Amended and Restated Transfer Agent Agreement between Registrant and Franklin/Templeton Investor Services Inc., dated July 1, 1996 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

          (c) Sub-Transfer Agent Agreement between Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1,1992 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (d) Sub-Accounting Services Agreement between Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (e) Sub-Transfer Agent Agreement between Registrant on behalf of Templeton Foreign Fund and Fidelity Investments Institutional Operations Company dated July 1, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (f) Amendment to Fund Administration Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Amendment to Transfer Agent Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by
Section 7 of the 1933 Act;

           Not Applicable.

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (a) Power of Attorney dated December 3, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (17) Any additional exhibits which the Registrant may wish to file.

          (a) Code of Ethics (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)


Item 17.  UNDERTAKINGS

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 16th day of May, 2003.

                                          TEMPLETON FUNDS, INC.
                                            (Registrant)

                                       By:/s/DAVID P. GOSS
                                          -----------------------------
                                          David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



JEFFREY A. EVERETT*                         Chief Executive Officer -
------------------                          Investment Management
Jeffrey A. Everett                          Dated: May 16, 2003


JIMMY D. GAMBILL*                           Chief Executive Officer -
----------------                            Finance and Administration
Jimmy D. Gambill                            Dated: May 16, 2003


BRUCE S. ROSENBERG*                         Chief Financial Officer
------------------                          Dated: May 16, 2003
Bruce S. Rosenberg


HARRIS J. ASHTON*                           Director
----------------                            Dated: May 16, 2003
Harris J. Ashton


NICHOLAS F. BRADY*                          Director
-----------------                           Dated: May 16, 2003
Nicholas F. Brady


S. JOSEPH FORTUNATO*                        Director
---------------------                       Dated: May 16, 2003
S. Joseph Fortunato


ANDREW H. HINES, JR.*                       Director
----------------------                      Dated: May 16, 2003
Andrew H. Hines, Jr.


CHARLES B. JOHNSON*                        Director
--------------------                       Dated: May 16, 2003
Charles B. Johnson


RUPERT H. JOHNSON, JR.*                    Director
-----------------------                    Dated: May 16, 2003
Rupert H. Johnson, Jr.*


BETTY P. KRAHMER*                          Director
----------------                           Dated: May 16, 2003
Betty P. Krahmer


GORDON S. MACKLIN*                         Director
------------------                         Dated: May 16, 2003
Gordon S. Macklin


FRED R. MILLSAPS*                         Director
-----------------                         Dated: May 16, 2003
Fred R. Millsaps



*By:/s/DAVID P. GOSS
   -------------------------------
   David P. Goss, Attorney-in-Fact
  (Pursuant to Power of Attorney previously filed)





                              TEMPLETON FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION                                                LOCATION
------------------------------------------------------------------------------------------------------

EX-99.(1)(a)      Restated Articles of Incorporation                            *

EX-99.(1)(b)      Articles of Amendment dated October 24, 1990                  *

EX-99.(1)(c)      Articles Supplementary dated October 16, 1993                 *

EX-99.(1)(d)      Articles of Amendment dated February 16, 1994                 *

EX-99.(1)(e)      Articles Supplementary dated April 13, 1995                   *

EX-99.(1)(f)      Articles of Amendment dated April 17, 1995                    *

EX-99.(1)(g)      Articles Supplementary dated October 25, 1995                 *

EX-99.(1)(h)      Articles Supplementary dated December 27, 1996                *

EX-99.(1)(i)      Articles Supplementary dated April 10, 1996                   *

EX-99.(1)(j)      Articles of Amendment dated December 23, 1998                 *

EX-99.(1)(k)      Articles Supplementary dated December 23, 1998                *

EX-99.(1)(l)      Articles Supplementary dated December 27, 2001                *

EX-99.(2)(a)      Amended and restated By-Laws dated October 11, 2002           *

EX-99.(4)(a)      Agreement and Plan of Reorganization dated March 5,        Attached
                  2003 between the Registrant, on behalf of Templeton
                  Foreign Fund and Templeton Global Investment Trust, on
                  behalf of Templeton Latin America Fund

EX-99.(6)(a)      Investment Management Agreement between Registrant on         *
                  behalf of Templeton World Fund and Templeton
                  Global Advisors Limited amended and restated
                  December 6, 1994

EX-99.(6)(b)      Investment Management Agreement between Registrant on         *
                  behalf of Templeton Foreign Fund and Templeton
                  Global Advisors Limited amended and restated
                  December 6, 1994

EX-99.(7)(a)      Amended and restated Distribution Agreement dated             *
                  April 1, 1999

EX-99.(7)(b)      Form of Dealer Agreement between Registrant and               *
                  Franklin Templeton Distributors, Inc. and Securities
                  Dealers

EX-99.(7)(c)      Amendment of Dealer Agreement dated May 15, 1998              *

EX-99.(9)(a)      Restated Custody Agreement between Registrant on behalf       *
                  of Templeton World Fund and JPMorgan Chase Bank
                  dated February 11, 1986

EX-99.(9)(b)      Restated Custody Agreement between Registrant on behalf       *
                  of Templeton Foreign Fund and JPMorgan Chase Bank
                  dated February 11, 1986

EX-99.(9)(c)      Amendment dated March 3, 1998 to the Custody Agreement        *

EX-99.(9)(d)      Amendment No.2 dated July 23, 1998 to the Custody             *
                  Agreement

EX-99.(9)(e)      Amendment No. 3 dated May 1, 2001 to the Custody              *
                  Agreement

EX-99.(10)(a)     Templeton World Fund Plan of Distribution pursuant to         *
                  Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(b)     Templeton World Fund Class C Plan of Distribution             *
                  pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(c)     Templeton Foreign Fund Plan of Distribution pursuant          *
                  Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(d)     Templeton Foreign Fund Class C Plan of Distribution           *
                  pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(e)     Templeton World Fund and Templeton Foreign Fund Class B       *
                  Distribution Plan pursuant to Rule 12b-1 dated
                  October 17, 1998

EX-99.(10)(f)     Templeton Foreign Fund Class R Distribution Plan              *
                  pursuant to Rule 12b-1 dated January 1, 2002

EX-99.(10)(g)     Multiple Class Plan - Templeton World Fund dated              *
                  October 17, 1998

EX-99.(10)(h)     Multiple Class Plan - Templeton Foreign Fund dated            *
                  January 1, 2002

EX-99.(11)(a)     Opinion and Consent of Counsel                                *

EX-99.(12)(a)     Opinion and Consent of Counsel Supporting                  Attached
                  Tax Matters and Consequences to Shareholders

EX-99.(13)(a)     Fund Administration Agreement between Registrant and          *
                  Franklin Templeton Services, LLC dated June 1, 1997

EX-99.(13)(b)     Amended and restated Transfer Agent Agreement between         *
                  Registrant and Franklin Templeton Investor Services LLC
                  dated July 1, 1996

EX-99.(13)(c)     Sub-Transfer Agent Agreement between Registrant,              *
                  Templeton Funds Trust Company and The Shareholder
                  Services Group, Inc. dated March 1, 1992

EX-99.(13)(d)     Sub-Accounting Services Agreement between Registrant,         *
                  Templeton Funds Trust Company, Financial Data Services
                  Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc.
                  dated May 1, 1991

EX-99.(13)(e)     Sub-Transfer Agent Agreement between the Registrant on        *
                  behalf of Templeton Foreign Fund, and Fidelity
                  Investments Institutional Operations Company dated
                  July 1, 1993

EX-99.(13)(f)     Amendment to Fund Administration Agreement dated January      *
                  1, 2001

EX-99.(13)(g)     Amendment to Transfer Agent Agreement dated January 1,        *
                  2001

EX-99.(16)(a)     Power of Attorney dated December 3, 2002                      *

EX-99.(17)(a)     Code of Ethics                                                *

* Incorporated by reference.